PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Dec. 31, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses	¥ 988,467		¥ 1,344,525
Tax recoverables	620,901		907,629
Deposits	59,653		33,941
Loan to third parties	376,851		5,787
Staff advances	2,992		2,518
Interest receivables	544		532
Prepaid expenses and other current assets	2,147,500		2,375,341	$ 334,560
Nonrelated Party [Member]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Others	98,092		80,409
Shareholders of KS Kunhui
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loan to third parties	¥ 279,500		194,500
Loans Receivable. Interest Rate	7.50%
Proceeds From Repayments Of Loans By Third Parties			¥ 85,000
Minimum
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Debt Instrument, Term	4 months
Maximum
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Debt Instrument, Term	6 months
Another Third Party
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loan to third parties		¥ 93,400
Loan To Another Third Party
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Loans Receivable, Term		18 months